Income Taxes - Narrative (Details) - CAD ($) $ in Millions			12 Months Ended
	Jul. 01, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency
Statutory income tax rate (percent)			23.00%	24.00%
Tax-affected non-capital losses			$ 331
Canada Revenue Agency
Income Tax Contingency
Statutory income tax rate (percent)	8.00%	11.00%